LEASES Q (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Information
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$2,874	$2,949

Schedule of Lease Assets And Liabilities
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$6,335	$8,223
Operating lease liabilities	8,290	10,229
Weighted average remaining lease term	3.5 years	3.6 years
Weighted average discount rate(1)	10%	10%
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(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
Schedule of Future Minimum Lease Payments
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of June 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$2,158
2026	2,828
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	10,559
Less: Interest	2,269
Total lease liability	$8,290